Cash Flow Hedges, Gains (Losses) Recorded as Component of Other Comprehensive Income (Loss) or Other Comprehensive Income (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Comprehensive Income (Loss) [Line Items]
Opening balance, before-tax amount	$ 50,529	$ 37,461	$ 37,461	$ (30,090)	$ (66,786)
Net gains (losses) reclassified into statement of income upon completion of hedged transactions, before-tax amount	8,279	9,295	54,494	(6,799)	(42,106)
Changes in fair value of effective portion of outstanding derivatives, net, before-tax amount	(15,893)	39,508	67,562	60,752	(5,410)
Gain (loss) on cash flow hedging derivatives, net, before-tax amount	(24,172)	30,213	13,068	67,551	36,696
Closing balance, before-tax amount	26,357	67,674	50,529	37,461	(30,090)
Opening balance, tax (expense) or benefit	(14,436)	(13,979)	(13,979)	9,830	23,646
Net gains (losses) reclassified into statement of income upon completion of hedged transactions, tax (expense) or benefit	(1,616)	(3,432)	(17,725)	409	15,346
Changes in fair value of effective portion of outstanding derivatives, net, tax (expense) or benefit	3,625	(14,787)	(18,182)	(23,400)	1,530
Gain (loss) on cash flow hedging derivatives, net, tax (expense) or benefit	5,240	(11,355)	(457)	(23,809)	(13,816)
Closing balance, tax (expense) or benefit	(6,931)	(25,334)	(14,436)	(13,979)	9,830
Opening balance, net of tax amount	36,093	23,482	23,482	(20,260)	(43,140)
Net gains (losses) reclassified into statement of income upon completion of hedged transactions, net of tax amount	6,663	5,863	36,769	(6,390)	(26,760)
Changes in fair value of effective portion of outstanding derivatives, net, net of tax amount	(12,269)	24,721	49,380	37,352	(3,880)
Gain (loss) on cash flow hedging derivatives, net of taxes amount	(18,932)	18,858	12,611	43,742	22,880
Closing balance, net of tax amount	19,426	$ 42,340	$ 36,093	$ 23,482	$ (20,260)
ASU 2018-02
Other Comprehensive Income (Loss) [Line Items]
Adoption of ASU 2018-02, tax (expense) or benefit	2,265
Adoption of ASU 2018-02, net of tax amount	$ 2,265